Equity	12 Months Ended
Dec. 31, 2018
Disclosure of equity [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]
22.	Equity

The main components of equity are detailed below:

22.1	Subscribed and paid–in capital

Ecopetrol’s authorized capital amounts to $36,540,000, and is comprised of 60,000,000,000 ordinary shares, of which 41,116,694,690 are outstanding, and
11.51
% (4,731,906,273 shares) are held privately and
88.49
% (36,384,788,417 shares) are held by the Colombian Government. The value of the reserve shares amounts to $11,499,933 comprised of 18,883,305,310 shares. As of December 31, 2018 and 2017, subscribed and paid–in capital amounts to $25,040,067. There are no potentially dilutive shares.

22.2	Additional paid–in capital

Additional paid–in capital mainly corresponds to: (i) share premium from the Ecopetrol Business Group’s capitalization in 2007, for COP$4,457,997, (ii) COP$31,377 share premium from the placement of shares on the secondary market, arising from the calling of guarantees from debtors in arrears, according to the provisions of Article 397 of the Code of Commerce, (iii) share premium from the sale of shares awarded in the second capitalization, which took place in September 2011, of COP$2,118,468, and (iv) additional paid–in capital receivables for COP$(143).

22.3	Equity reserves

The following is the composition of the Ecopetrol Business Group’s reserves as of December 31, 2018 and 2017:

	2018	2017
Legal reserve	2,088,192	1,426,151
Fiscal and statutory reserves	509,081	512,632
Occasional reserves (1)	2,541,622	239,086
	5,138,895	2,177,869

The movement of equity reserves is the following for the years ended December 31, 2018 and 2017:

	2018	2017
Opening balance	2,177,869	1,558,844
Release of reserves	(751,718)	(289,164)
Allocation to reserves	3,712,744	908,189
Closing balance	5,138,895	2,177,869

(1)	Occasional reserves

As of December 31, 2018, occasional reserves correspond to allocation of net income as approved by the shareholders at the Stockholders’ Meeting to carry out new explorations and strategic growth. As of December 31, 2017, the appropriation of occasional reserves correspond to the establishment of a reserve for new explorations.

22.4	Retained earnings and dividends

The Ecopetrol Business Group distributes dividends based on its separate annual financial statements, prepared under International Financial Reporting Standards accepted in Colombia (NCIF, by its acronym in Spanish).

The Ordinary General Shareholders’ Meeting, held on March 29, 2019, approved the profit distribution for 2018 and set the distribution of dividends at COP$
9,251,256
.

The Ordinary General Shareholders’ Meeting, held on March 23, 2018, approved the profit distribution for 2017 and set the distribution of dividends at COP$3,659,386. Dividends paid in 2018 attributable to the shareholders of Ecopetrol S.A. amounted to COP$
3,659,373
(2017 - COP$
945,661
) and those of the non-controlling interest
to COP$768,328 (2017 – COP$558,986).

22.5	Other comprehensive income attributable to owners of parent

The following is the composition of the other comprehensive income attributable to the shareholders of the parent, Ecopetrol S.A., net of tax:

	2018	2017	2016
Foreign currency translation	10,412,499	7,883,231	8,138,382
Cash flow hedge with derivative instruments	(30,962)	6,942	(19,042)
Cash flow hedges for future exports (Note 28.1.2)	(374,079)	159,295	244,131
Actuarial gain on defined benefit plans	(557,381)	(553,091)	994,953
Hedge of a net investment in a foreign operation (Note 28.1.3)	(1,069,316)	(97,362)	(155,359)
Gain on equity instruments measured at fair value	–	–	7,828
Others	–	–	11,817
	8,380,761	7,399,015	9,222,710

22.6	Earnings per share

	2018		2017		2016
Profit attributable to Ecopetrol’s shareholders		11,381,386		7,178,539		2,447,881
Weighted average number of outstanding shares		41,116,694,690		41,116,694,690		41,116,694,690
Net basic earnings per share (Colombian pesos)	COP$	276.8	COP$	174.6	COP$	59.5